Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues
Expenses
General and Administrative Expenses	161,195	367,470	1,188,464	1,426,230
Research and Development	157,493	204,724	680,293	431,557
Stock-based compensation	55,051	111,487	307,918	220,206
Total Expenses	373,739	683,681	2,176,675	2,077,993
Interest expense	1,460		2,619
Net Loss	$ (375,199)	$ (683,681)	$ (2,179,294)	$ (2,077,993)
Net Loss per share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.05)
Weighted average number of common shares outstanding during the period- basic and diluted	14,275,592	41,034,873	41,246,915	39,696,697